Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents.
Cash and cash equivalents	€ 132,414	€ 149,408	€ 85,713	€ 118,925